Exhibit 99.1

World Omni Select Auto Trust 2026-A

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/04/26 - 07/31/26
Interest Accrual Period	07/29/26 - 08/16/26
30/360 Days	16
Actual/360 Days	19
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	688,498,417.30	21,839
Principal Payments	15,540,745.65	282
Defaulted Receivables	45,418.68	3
Repurchased Accounts	0.00	0
Pool Balance at 07/31/26	672,912,252.97	21,554

Pool Statistics	$ Amount	# of Accounts
Pool Factor	97.74%
Prepayment ABS Speed	1.07%
Aggregate Starting Principal Balance	688,498,417.30	21,839

Delinquent Receivables:
Past Due 31-60 days	19,206,006.56	753
Past Due 61-90 days	271,063.99	9
Past Due 91-120 days	31,435.86	1
Past Due 121+ days	0.00	0
Total	19,508,506.41	763

Total 31+ Delinquent as % Ending Pool Balance	2.90%
Total 61+ Delinquent as % Ending Pool Balance	0.04%
Delinquency Trigger Occurred	NO

Recoveries	(4,378.11)
Aggregate Net Losses/(Gains) - July 2026	49,796.79
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	90,843,154.15
Actual Overcollateralization	76,277,220.03
Weighted Average Contract Rate	9.84%
Weighted Average Remaining Term	66.63

Flow of Funds	$ Amount
Collections	20,488,343.87
Investment Earnings on Cash Accounts	989.18
Servicing Fee	(645,467.27)
Transfer to Collection Account	-
Available Funds	19,843,865.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,147,289.52
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	63,981.87
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	77,627.33
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	18,554,967.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	19,843,865.78

Servicing Fee	645,467.27
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	551,480,000.00
Original Class B	29,260,000.00
Original Class C	34,450,000.00

Total Class A, B, C
Original Note Balance	615,190,000.00
Principal Paid	18,554,967.06
Note Balance @ 08/17/26	596,635,032.94

Class A-1
Original Note Balance	117,600,000.00
Principal Paid	18,554,967.06
Note Balance @ 08/17/26	99,045,032.94
Note Factor @ 08/17/26	84.2219668%

Class A-2a
Original Note Balance	206,940,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	206,940,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-2b
Original Note Balance	40,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	40,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-3
Original Note Balance	186,940,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	186,940,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Original Note Balance	29,260,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	29,260,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Original Note Balance	34,450,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	34,450,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,288,898.72
Total Principal Paid	18,554,967.06
Total Paid	19,843,865.78

Class A-1
Coupon	4.03400%
Interest Paid	250,376.93
Principal Paid	18,554,967.06
Total Paid to A-1 Holders	18,805,343.99

Class A-2a
Coupon	4.52000%
Interest Paid	415,719.47
Principal Paid	0.00
Total Paid to A-2a Holders	415,719.47

Class A-2b
SOFR Rate	3.61807%
Coupon	4.17807%
Interest Paid	88,203.70
Principal Paid	0.00
Total Paid to A-2b Holders	88,203.70

Class A-3
Coupon	4.73000%
Interest Paid	392,989.42
Principal Paid	0.00
Total Paid to A-3 Holders	392,989.42

Class B
Coupon	4.92000%
Interest Paid	63,981.87
Principal Paid	0.00
Total Paid to B Holders	63,981.87

Class C
Coupon	5.07000%
Interest Paid	77,627.33
Principal Paid	0.00
Total Paid to C Holders	77,627.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0951230
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.1613600
Total Distribution Amount	32.2564830

A-1 Interest Distribution Amount	2.1290555
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	157.7803321
Total A-1 Distribution Amount	159.9093876

A-2a Interest Distribution Amount	2.0088889
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.0088889

A-2b Interest Distribution Amount	2.2050925
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.2050925

A-3 Interest Distribution Amount	2.1022222
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1022222

B Interest Distribution Amount	2.1866668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.1866668

C Interest Distribution Amount	2.2533332
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.2533332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/29/26	3,442,492.09
Investment Earnings	989.18
Investment Earnings Paid	(989.18)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,442,492.09
Change	-

Required Reserve Amount	3,442,492.09

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2026-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

Credit Risk Retention Information

The fair value of the Notes and the certificates is summarized below. The totals in the table may not sum due to rounding:

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$551.48	79.8%
Class B Notes	$29.26	4.2%
Class C Notes	$34.45	5.0%
Certificates	$75.60	10.9%
Total	$690.79	100.0%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.